Performance Management	Dec. 31, 2025
Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 8.86% Q2 2020
Worst Quarter: (12.37%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Monthly Income Fund - Target Payout			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Target Payout Composite Index(1) | Average Annual Return, Label [Optional Text]		Target Payout Composite Index(1)
Target Payout Composite Index(1) | Average Annual Return, Percent	[1]		11.66%	3.79%	5.86%
Schwab Monthly Income Fund - Target Payout | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Monthly Income Fund - Target Payout | Average Annual Return, Percent			12.17%	3.82%	4.85%
Schwab Monthly Income Fund - Target Payout | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Monthly Income Fund - Target Payout | After Taxes on Distributions | Average Annual Return, Percent			10.51%	2.24%	3.39%
Schwab Monthly Income Fund - Target Payout | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Monthly Income Fund - Target Payout | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.56%	2.48%	3.35%
[1]

The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective April 29, 2025, the Target Payout Composite Index is composed of 2.0% Bloomberg US Treasury Bills 1-3 Month Index, 20.0% Dow Jones U.S. Dividend 100 Index, 20.0% Dow Jones International Dividend 100 Index (Net), 7.0% FTSE EPRA/NAREIT Global Index (Net), 17.0% Bloomberg US Aggregate Bond Index, 3.0% Bloomberg US 5-10 Year Corporate Bond Index, 7.0% Bloomberg US Treasury Long Index, 11.0% ICE BofA US Cash Pay High Yield Constrained, 7.0% ICE BofA Fixed Rate Preferred Securities Index, and 6.0% Morningstar LSTA US Performing Loans Index. Prior to April 29, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Monthly Income Fund - Target Payout | Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 8.64% Q4 2023
Worst Quarter: (7.69%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Monthly Income Fund - Flexible Payout			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Flexible Payout Composite Index(1) | Average Annual Return, Label [Optional Text]		Flexible Payout Composite Index(1)
Flexible Payout Composite Index(1) | Average Annual Return, Percent	[1]		11.66%	3.19%	5.01%
Schwab Monthly Income Fund - Flexible Payout | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Monthly Income Fund - Flexible Payout | Average Annual Return, Percent			12.14%	3.21%	4.27%
Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions | Average Annual Return, Percent			10.49%	1.65%	2.86%
Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.53%	2.00%	2.87%
[1]

The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective April 29, 2025, the Flexible Payout Composite Index is composed of 2.0% Bloomberg US Treasury Bills 1-3 Month Index, 20.0% Dow Jones U.S. Dividend 100 Index, 20.0% Dow Jones International Dividend 100 Index (Net), 7.0% FTSE EPRA/NAREIT Global Index (Net), 17.0% Bloomberg US Aggregate Bond Index, 3.0% Bloomberg US 5-10 Year Corporate Bond Index, 7.0% Bloomberg US Treasury Long Index, 11.0% ICE BofA US Cash Pay High Yield Constrained, 7.0% ICE BofA Fixed Rate Preferred Securities Index, and 6.0% Morningstar LSTA US Performing Loans Index. Prior to April 29, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 7.80% Q4 2023
Worst Quarter: (6.46%) Q3 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Monthly Income Fund - Income Payout			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Income Payout Composite Index(1) | Average Annual Return, Label [Optional Text]		Income Payout Composite Index(1)
Income Payout Composite Index(1) | Average Annual Return, Percent	[1]		9.67%	2.00%	3.83%
Schwab Monthly Income Fund - Income Payout | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Monthly Income Fund - Income Payout | Average Annual Return, Percent			9.85%	1.97%	3.37%
Schwab Monthly Income Fund - Income Payout | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Monthly Income Fund - Income Payout | After Taxes on Distributions | Average Annual Return, Percent			8.02%	0.50%	2.05%
Schwab Monthly Income Fund - Income Payout | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Monthly Income Fund - Income Payout | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.04%	1.00%	2.12%
[1]

The Income Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective April 29, 2025, the Income Payout Composite Index is composed of 2.0% Bloomberg US Treasury Bills 1-3 Month Index, 13.0% Dow Jones U.S. Dividend 100 Index, 11.0% Dow Jones International Dividend 100 Index (Net), 4.0% FTSE EPRA/NAREIT Global Index (Net), 26.0% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US 5-10 Year Corporate Bond Index, 8.0% Bloomberg US 1-5 Year Corporate Bond Index, 6.0% Bloomberg US Treasury Long Index, 9.0% ICE BofA US Cash Pay High Yield Constrained, 7.0% ICE BofA Fixed Rate Preferred Securities Index, and 5.0% Morningstar LSTA US Performing Loans Index. Prior to April 29, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Monthly Income Fund - Income Payout | Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.46%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes